Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Brokerage commissions and net gains on investment securities	¥ 27,183	¥ 34,814	¥ 29,337
Gains on sales of subsidiaries and affiliates and liquidation losses, net	64,923	7,883	3,317
Life insurance premiums and related investment income	155,406	138,726	126,907
Write-downs of securities and other	(7,989)	(22,838)	(16,470)
Income before Income Taxes and Discontinued Operations	283,726	172,572	127,515
Tax expenses or benefits	(97,236)	(53,682)	(44,608)
Net Income	193,991	119,058	85,901
Interest on loans and investment securities/Interest expense	(82,859)	(100,966)	(109,872)
Foreign currency transaction loss	(723)	(503)	217
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	(915)	(824)	181
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Brokerage commissions and net gains on investment securities	10,902
Interest on loans and investment securities	858
Write-downs of securities and other	(2,302)
Income before Income Taxes and Discontinued Operations	12,188
Tax expenses or benefits	(4,225)
Net Income	7,963
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	3,262
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(532)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,262
Amortization of net actuarial loss	(837)
Amortization of transition obligation	(56)
Income before Income Taxes and Discontinued Operations	369
Tax expenses or benefits	(91)
Net Income	278
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(1,520)
Income before Income Taxes and Discontinued Operations	(1,520)
Tax expenses or benefits	17
Net Income	(1,503)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before Income Taxes and Discontinued Operations	(1,213)
Tax expenses or benefits	298
Net Income	(915)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest on loans and investment securities/Interest expense	39
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency transaction loss	773
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest on loans and investment securities/Interest expense	¥ (2,025)